Related Party Transactions and Balances (Details) - Schedule of generated revenues from below related party customers - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from sales of commodity products
Revenue from sales of commodity products	$ 1,523,616	$ 1,563,669	$ 21,926,631	$ 2,617,301	$ 16,243,777
Revenue from supply chain management services
Revenue from supply chain management services					2,140,840
Total revenues generated from related parties	1,523,616	1,590,618	21,926,631	2,687,897	18,384,617
Yunfeihu [Member]
Revenue from sales of commodity products
Revenue from sales of commodity products	1,523,616	1,251,591	20,284,870	1,921,586	10,515,531
Revenue from supply chain management services
Revenue from supply chain management services		26,949		70,596	1,443,667
Yangzhou TD [Member]
Revenue from sales of commodity products
Revenue from sales of commodity products			1,641,761		3,994,689
Shanghai TD [Member]
Revenue from sales of commodity products
Revenue from sales of commodity products					1,024,546
TD International Trade [Member]
Revenue from sales of commodity products
Revenue from sales of commodity products		$ 312,078		$ 695,715	709,011
Revenue from supply chain management services
Revenue from supply chain management services					423,722
Guangdong TD [Member]
Revenue from supply chain management services
Revenue from supply chain management services					$ 273,451